Financial liabilities - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 74,466	€ 49,231	€ 51,653
Proceeds	47,444	58,119	2,931
Repayments	(13,167)	(38,993)	(9,806)
Interest paid	(7,696)	(5,278)	(4,006)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	(3,204)
Non-cash changes: (gain)/loss on recognition or derecognition	(590)
Non-cash changes: interest expense and other	15,834	(1,046)	6,983
Non-cash changes: recognition of earn-out liability		(1,005)	1,446
Non-cash changes: amortized cost remeasurement	(3,404)
Non-cash changes: fair value remeasurement	1,367	3,027	(1,446)
Non-cash changes : subsidies	(4,070)
Non cash changes: additional leases	2,221	272	1,476
Non cash changes : Effect of the change in foreign currency exhange rates	17
Liabilities arising from financing activities at end of period	109,218	74,466	49,231
Kreos 1 & 2 bond loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	12,982	21,110
Proceeds			0
Repayments		(11,635)	(9,410)
Interest paid		(2,278)	(2,456)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other			3,738
Non-cash changes: recognition of earn-out liability			0
Non-cash changes: amortized cost remeasurement
Non-cash changes: fair value remeasurement		170
Non-cash changes : subsidies	0
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exhange rates
Liabilities arising from financing activities at end of period	0	0	12,982
Oceane
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	19,957	18,816
Proceeds	0	0	0
Repayments	0	(23,238)	0
Interest paid	0	(1,602)	(1,496)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	0	0	2,636
Non-cash changes: recognition of earn-out liability		0	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: fair value remeasurement	0	3,069	0
Non-cash changes : subsidies	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	0	0	19,957
Kreos / Claret convertible notes (OCABSA)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	21,643	0	0
Proceeds	0	23,119	0
Repayments	0	0	0
Interest paid	(2,250)	(818)	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	3,977	(1,046)	0
Non-cash changes: recognition of earn-out liability		(1,005)	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: fair value remeasurement	0	0	0
Non-cash changes : subsidies	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	23,370	21,643	0
Kreos & Claret bond loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	0	0
Proceeds	47,444	0	0
Repayments	0	0	0
Interest paid	(3,639)	0	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	(3,204)
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	5,800	0	0
Non-cash changes: recognition of earn-out liability		0	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: fair value remeasurement	0	0	0
Non-cash changes : subsidies	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	46,401	0	0
Heights convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	29,605	0	0
Proceeds	0	35,000	0
Repayments	(8,750)	(2,188)	0
Interest paid	(1,772)	(525)	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	0
Non-cash changes: (gain)/loss on recognition or derecognition	(590)
Non-cash changes: interest expense and other	1,714	0	0
Non-cash changes: recognition of earn-out liability		0	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: fair value remeasurement	1,367	(212)	0
Non-cash changes : subsidies	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	21,574	29,605	0
PGE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	3,678	4,838	4,742
Proceeds	0	0	0
Repayments	(1,250)	(1,250)	0
Interest paid	(18)	(43)	(54)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	77	0	150
Non-cash changes: recognition of earn-out liability		0	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: fair value remeasurement	0	0	0
Non-cash changes : subsidies	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	2,488	3,678	4,838
Conditional advances Bpifrance
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	6,771	6,783	6,770
Proceeds	0	0	0
Repayments	(2,708)	(110)	(90)
Interest paid	0	0	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	7	0	102
Non-cash changes: recognition of earn-out liability		0	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: fair value remeasurement	0	0	0
Non-cash changes : subsidies	(4,070)
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	0	6,771	6,783
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	540	1,384	214
Proceeds	0	0	0
Repayments	(459)	(573)	(305)
Interest paid	(17)	(12)	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	61	0	0
Non-cash changes: recognition of earn-out liability		0	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: fair value remeasurement	0	0	0
Non-cash changes : subsidies	0
Non cash changes: additional leases	2,221	272	1,476
Non cash changes : Effect of the change in foreign currency exhange rates	17
Liabilities arising from financing activities at end of period	2,363	540	1,384
Prosynergia earn-out liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	0	0
Proceeds	0	0	0
Repayments	0	0	0
Interest paid	0	0	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	0	0	0
Non-cash changes: recognition of earn-out liability		0	1,446
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: fair value remeasurement	0	0	(1,446)
Non-cash changes : subsidies	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	0	0	0
Royalty certificates
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	12,229	3,287	0
Proceeds	0	0	2,931
Repayments	0	0	0
Interest paid	0	0	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	4,198	0	356
Non-cash changes: recognition of earn-out liability		0	0
Non-cash changes: amortized cost remeasurement	(3,404)	6,421
Non-cash changes: fair value remeasurement	0	0	0
Non-cash changes : subsidies	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exhange rates	0
Liabilities arising from financing activities at end of period	€ 13,023	€ 12,229	€ 3,287